RELATED PARTY TRANSACTIONS (Schedule of Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,177	$ 1,298
Performance related bonus	223	248
Post-employment benefits	44	41
Share-based compensation benefits	663	1,114
Total compensation	$ 2,107	$ 2,701